9. WARRANTS AND OPTIONS	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
WARRANTS AND OPTIONS

The following table summarizes options and warrants outstanding at June 30, 2013:

	Number of Options and Warrants	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2012	1,915,000	$0.08
Granted	-	-
Cancelled/forfeited	-	-
Expired	1,550,000	$.05
Exercised	-	-
Outstanding at June 30, 2013	365,000	$0.23